LOANS PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Debt Disclosure [Text Block]
4.     LOANS PAYABLE

The Company received $0 in new loan proceeds for the period ended June 30, 2011. As of June 30, 2011, the principal balance of the Company’s outstanding loans payable were $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the period ended June 30, 2011 including all accrued and unpaid interest was $162,305. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. There was no interest paid during the period ended June 30, 2011.

6.     LOANS PAYABLE

The Company received $0 in new loan proceeds for the period ended December 31, 2010. As of December 31, 2010, the principal balance of the Company’s outstanding loans payable were $110,000, which bears interest at the rate of 8% per annum, and are due upon demand. The balance due for the years ended December 31, 2010 and 2009, including all accrued and unpaid interest was $155,440 and $144,868, respectively. The loans do not contain any type of conversion feature. The Company intends to retire these loans at a future date through the issuance of shares of common stock at a rate to be agreed upon by both the lenders and the Company at the time the retirement is to be completed. The interest paid during the years ended December 31, 2010 and 2009 were each $0, respectively.